Accounts And Other Receivables And Contract Assets	12 Months Ended
Dec. 31, 2025
Accounts And Other Receivables And Contract Assets [Abstract]
Accounts and other receivables and contract assets
21.	Accounts and other receivables and contract assets

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Contract acquisition cost (c)	1,518,642	1,158,907
Receivables from core retail credit and enablement service	1,354,390	867,172
Receivables from external payment service providers (a)	1,861,227	993,126
Trust statutory deposits (b)	445,709	359,658
Other deposits	296,825	248,121
Receivables from guarantee arrangements	308,223	374,828
Receivables from other technology platform-based service	71,005	40,725
Receivables from ADS income	57,791	21,077
Receivables from referral arrangements	6,005	2,063
Receivables from account management service	170,645	48,438
Recovery receivables	36,814	154,106
Others	220,551	155,355

Less: Provision for impairment losses (d)	(131,177)	(183,444)

	6,216,650	4,240,132

(a)
The Group maintains accounts with external online payment service providers to transfer deposits of platform investors, collect principal and interest from borrowers and dispatch loan proceeds to borrowers. The Group recorded the related amounts as receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by the trust regulations.
(c)
As of December 31, 2024 and 2025, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowance was recorded against contract acquisition cost.

(d)	The following table sets forth the movements in the provision for impairment losses:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
At the beginning of the year	639,501	274,012	131,177
Impairment losses recognized in the consolidated statements of comprehensive income	629,124	189,084	179,288
Written off during the year	(1,090,364)	(367,190)	(246,312)
Recovery of receivables written off previously	95,751	35,271	119,291

At the end of the year	274,012	131,177	183,444

The loss allowance as of December 31, 2024 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

As of December 31, 2024	Current	1-90 days past due	Over 90 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Receivables from core retail credit and enablement service	1,284,919	29,109	40,362	1,354,390
Receivables from other technology platform-based service	71,005	—	—	71,005
Receivables from referral arrangements	6,005	—	—	6,005
Receivables from guarantee arrangements	269,277	18,862	20,084	308,223

Loss allowance	(30,251)	(41,455)	(59,471)	(131,177)

	1,600,955	6,516	975	1,608,446

The loss allowance as of December 31, 2025 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

As of December 31, 2025	Current	1-90 days past due	Over 90 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Receivables from core retail credit and enablement service	784,000	35,972	47,200	867,172
Receivables from other technology platform-based service	40,725	—	—	40,725
Receivables from referral arrangements	2,063	—	—	2,063
Receivables from guarantee arrangements	276,301	46,666	51,861	374,828

Loss allowance	(20,838)	(68,290)	(94,316)	(183,444)

	1,082,251	14,348	4,745	1,101,344